Dividends on Ordinary Capital - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares
Unilever N.V. [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | € / shares			€ 1.40		€ 1.26
Dividends declared per ordinary share | € / shares	€ 0.36		€ 1.43		€ 1.28
Unilever PLC [member]
Disclosure of Dividends [Line Items]
Dividend declared and paid during the year | £ / shares				£ 1.22		£ 1.04
Dividends declared per ordinary share | £ / shares		£ 0.32		£ 1.26		£ 1.09